FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Oct. 27, 2016 shares	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 672,323	¥ 4,622,554		¥ 5,425,024	¥ 11,287,789
Restricted cash	58	400		348,710	635,366
Short-term investment	1,978,017	13,599,852		5,224,559
Prepayments and other current assets	219,329	1,507,996		719,983
Amounts due from subsidiaries	960	6,600		9,900
Total current assets	3,088,369	21,234,067		12,377,846
Deferred tax assets	46,260	318,063		152,763
TOTAL ASSETS	5,771,635	39,682,857		25,827,638
Other current liability	412,157	2,833,769		2,281,067
Other non-current liability	13,231	90,961		60,045
TOTAL LIABILITIES	787,336	5,413,308		4,386,321
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2017 and 2018; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 605,167,551 Class A ordinary shares issued and 579,363,859 Class A ordinary shares outstanding as of December 31, 2018; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2017 and 2018)	76	523		471
Additional paid-in capital	3,510,680	24,137,681		15,975,979
Treasury shares, at cost	(224,722)	(1,545,077)		(914,611)
Retained earnings	1,607,504	11,052,395		6,669,370
Accumulated other comprehensive (loss)/gain	83,153	571,716		(295,896)
Total Equity	4,984,299	34,269,549		21,441,317	19,750,747		¥ 5,869,366
TOTAL LIABILITIES AND EQUITY	$ 5,771,635	¥ 39,682,857		¥ 25,827,638
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000		10,000,000,000		10,000,000,000
Class A ordinary shares
Shareholders' equity:
Ordinary shares, share authorized						8,000,000,000
Ordinary shares, shares issued	605,167,551	605,167,551		525,306,440		453,206,440
Ordinary shares, shares outstanding	579,363,859	579,363,859		504,704,716		442,364,604
Class B ordinary shares
Shareholders' equity:
Ordinary shares, share authorized						1,000,000,000
Ordinary shares, shares issued	206,100,000	206,100,000		206,100,000		206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000		206,100,000		206,100,000
ZTO EXPRESS (CAYMAN) INC.
Current assets:
Cash and cash equivalents	$ 112,557	¥ 773,884		¥ 2,366,916	9,180,661
Restricted cash | ¥				156,151	¥ 333,264
Short-term investment	1,834,250	12,611,386		4,866,712
Prepayments and other current assets	25,053	172,251		40,929
Amounts due from subsidiaries	221,349	1,521,880		1,197,564
Total current assets	2,193,209	15,079,401		8,628,272
Deferred tax assets	3,969	27,288
Investments in subsidiaries and VIE	2,796,503	19,227,355		12,924,039
TOTAL ASSETS	4,993,681	34,334,044		21,552,311
Other current liability	3,759	25,845		56,953
Other non-current liability	13,231	90,961		60,045
TOTAL LIABILITIES	16,990	116,806		116,998
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2017 and 2018; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 605,167,551 Class A ordinary shares issued and 579,363,859 Class A ordinary shares outstanding as of December 31, 2018; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2017 and 2018)	76	523		471
Additional paid-in capital	3,510,680	24,137,681		15,975,979
Treasury shares, at cost	(224,722)	(1,545,077)		(914,611)
Retained earnings	1,607,504	11,052,395		6,669,370
Accumulated other comprehensive (loss)/gain	83,153	571,716		(295,896)
Total Equity	4,976,691	34,217,238		21,435,313
TOTAL LIABILITIES AND EQUITY	$ 4,993,681	¥ 34,334,044		¥ 21,552,311
Ordinary shares, share authorized	10,000,000,000	10,000,000,000		10,000,000,000
ZTO EXPRESS (CAYMAN) INC. | Class A ordinary shares
Shareholders' equity:
Ordinary shares, shares issued	605,167,551	605,167,551		525,306,440
Ordinary shares, shares outstanding	579,363,859	579,363,859		504,704,716
ZTO EXPRESS (CAYMAN) INC. | Class B ordinary shares
Shareholders' equity:
Ordinary shares, shares issued	206,100,000	206,100,000		206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000		206,100,000